Revenue information (Tables)	12 Months Ended
Dec. 31, 2019
Revenue information
Schedule of disaggregation of revenue

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Base commission from transactions	1,652,032	2,034,115	3, 454,957
Innovation initiatives and other value-added services	146,489	248,101	144, 479
	1,798,521	2,282,216	3,599,436